UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05407

                             TRUST FOR CREDIT UNIONS
               (Exact name of registrant as specified in charter)

                               4400 Computer Drive
                              WESTBOROUGH, MA 01581
               (Address of principal executive offices) (Zip code)

                                                Copies to:
                                                Mary Jo Reilly, Esq.
Jay Johnson                                     Drinker Biddle & Reath LLP
Callahan Financial Services, Inc.               One Logan Square
1001 Connecticut Avenue NW, Suite 1001          18th and Cherry Streets
WASHINGTON, DC  20036                           PHILADELPHIA, PA 19103

                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (800) 342-5828


                       Date of fiscal year end: AUGUST 31

                   Date of reporting period: NOVEMBER 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


TRUST FOR CREDIT UNIONS
MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2008 (UNAUDITED)

  PAR VALUE                                                             VALUE
------------                                                        ------------
BANK NOTE - 0.61%
$  6,000,000   Bank of America N.A.
               2.876%, 12/18/08 (a)                                 $  6,000,442
                                                                    ------------
               TOTAL BANK NOTES                                        6,000,442
               (Cost $6,000,442)                                    ------------

CERTIFICATES OF DEPOSIT - 3.54%
  15,000,000   Bank of America N.A.
               3.010%, 02/09/09                                       15,000,000
  20,000,000   Wells Fargo Bank N.A.
               2.950%, 05/29/09                                       20,000,000
                                                                    ------------
               TOTAL CERTIFICATES OF DEPOSIT                          35,000,000
               (Cost $35,000,000)                                   ------------

U.S. GOVERNMENT AGENCY SECURITIES - 44.66%
               FEDERAL HOME LOAN BANK - 26.95%
  25,000,000   2.576%, 12/17/08 (a)                                   25,000,000
  66,300,000   0.350%, 01/05/09 (b)                                   66,277,440
  25,000,000   2.090%, 02/04/09                                       25,000,000
  25,000,000   2.760%, 02/11/09                                       25,000,000
  25,000,000   2.116%, 02/18/09 (a)                                   25,000,000
  25,000,000   0.790%, 03/27/09 (a)                                   25,000,000
  14,000,000   2.550%, 05/05/09                                       13,999,344
  11,000,000   2.500%, 05/07/09                                       10,997,149
  25,000,000   0.770%, 09/09/09 (a) (b)                               25,000,000
  25,000,000   1.351%, 12/28/09 (a)                                   24,987,741
                                                                    ------------
                                                                     266,261,674
                                                                    ------------
               FEDERAL HOME LOAN MORTGAGE CORPORATION - 10.12%
  25,000,000   3.306%, 12/26/08 (a)                                   25,000,065
  25,000,000   2.450%, 04/09/09                                       25,000,000
  50,000,000   1.394%, 09/21/09 (a)                                   50,000,000
                                                                    ------------
                                                                     100,000,065
                                                                    ------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 7.59%
  25,000,000   2.696%, 12/24/08 (b)                                   24,957,514
  25,000,000   0.810%, 09/03/09 (a)                                   24,998,115
  25,000,000   0.860%, 12/29/09 (a)                                   24,994,621
                                                                    ------------
                                                                      74,950,250
                                                                    ------------
               TOTAL U.S. GOVERNMENT AGENCY SECURITIES               441,211,989
               (Cost $441,211,989)                                  ------------

TIME DEPOSITS - 10.63%
  40,000,000   Citibank N.A.
               0.250%, 12/01/08                                       40,000,000
  40,000,000   US Bank N.A.
               0.250%, 12/01/08                                       40,000,000
  25,000,000   Wells Fargo Bank N.A.
               0.250%, 12/01/08                                       25,000,000
                                                                    ------------
               TOTAL TIME DEPOSITS                                   105,000,000
               (Cost $105,000,000)                                  ------------


  PAR VALUE                                                             VALUE
------------                                                        ------------
REPURCHASE AGREEMENTS - 40.48%
$200,000,000   Deutsche Bank, 0.30%, Dated 11/28/08, matures
                  12/01/08, repurchase price $200,005,000,
                  (collaterized by Federal National Mortgage
                  Association, with interest rates of 5.000% due
                  02/01/36 to 05/01/38, total market value
                  $204,000,000)                                     $200,000,000
 200,000,000   Morgan Stanley, 0.25%, Dated 11/28/08, matures
                  12/01/08, repurchase price $200,004,167,
                  (collateralized by U.S. Government Obligations,
                  with interest rates of 5.00% to 7.00% due
                  04/01/23 to 12/01/38, total market value
                  $204,895,083)                                      200,000,000
                                                                    ------------
               TOTAL REPURCHASE AGREEMENTS                           400,000,000
               (Cost $400,000,000)                                  ------------

               TOTAL INVESTMENTS - 99.92%                            987,212,431
               (Cost $987,212,431)                                  ------------

               NET OTHER ASSETS AND LIABILITIES - 0.08%                  792,762
                                                                    ------------
               NET ASSETS - 100.00%                                 $988,005,193
                                                                    ============

----------
(a) Variable rate securities. Interest rates disclosed are those which are in effect at November 30, 2008. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(b)  Discount Note. Rate shown is yield at time of purchase.

               SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

TRUST FOR CREDIT UNIONS
ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2008 (UNAUDITED)

  PAR VALUE                                                             VALUE
------------                                                        ------------
ASSET-BACKED SECURITIES - 0.89%
               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.89%
$    285,025   Series 2001-W4, Class AV1
               1.675%, 02/25/32 (a)                                 $    267,426
     534,749   Series 2002-W2, Class AV1
               1.655%, 06/25/32 (a)                                      494,827
   1,595,774   Series 2002-T7, Class A1
               1.615%, 07/25/32 (a)                                    1,585,365
                                                                    ------------
               TOTAL ASSET-BACKED SECURITIES                           2,347,618
               (Cost $2,415,815)                                    ------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.24%
               FEDERAL HOME LOAN MORTGAGE CORPORATION REMIC -
                  0.59%
      15,051   Series 1823, Class C
               6.000%, 12/15/08                                           15,044
      40,609   Series 1698, Class FA
               2.238%, 03/15/09 (a) (c)                                   40,563
      51,701   Series 2543, Class AD
               8.500%, 01/15/16 (d)                                       51,867
      44,210   Series 1009, Class D
               2.038%, 10/15/20 (a)                                       43,271
     131,470   Series 1066, Class P
               2.338%, 04/15/21 (a)                                      129,864
     173,330   Series 1222, Class P
               3.520%, 03/15/22 (a) (b)                                  177,658
     492,040   Series 1250, Class J
               7.000%, 05/15/22 (b)                                      492,040
     248,176   Series 1448, Class F
               2.838%, 12/15/22 (a) (d)                                  248,522
     363,358   Series 1720, Class PJ
               7.250%, 01/15/24 (b)                                      369,237
                                                                    ------------
                                                                       1,568,066
                                                                    ------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION REMIC -
                  4.55%
   1,917,473   Series 1993-225, Class WC
               6.500%, 12/25/13 (b)                                    1,983,019
     181,661   Series 2002-73, Class AD
               8.500%, 12/25/15 (d)                                      184,362
     817,373   Series 1990-145, Class A
               4.063%, 12/25/20 (a)                                      817,022
   1,073,661   Series 1991-67, Class J
               7.500%, 08/25/21 (b)                                    1,136,078
     924,725   Series 1992-137, Class F
               2.438%, 08/25/22 (a)                                      915,220
   1,079,076   Series 1993-027, Class F
               2.588%, 02/25/23 (a) (c)                                1,073,021
     478,246   Series 1998-21, Class F
               2.010%, 03/25/28 (a)                                      455,439
     890,832   Series 2000-16, Class ZG
               8.500%, 06/25/30 (d)                                      976,013
   1,111,727   Series 2000-32, Class Z
               7.500%, 10/18/30                                        1,183,789
     272,118   Series 2002-16, Class LH
               6.500%, 03/25/31 (b)                                      272,084
   2,259,334   Series 2001-60, Class O
               2.345%, 10/25/31 (a)                                    2,225,943
     753,111   Series 2001-70, Class OF
               2.345%, 10/25/31 (a)                                      740,035
                                                                    ------------
                                                                      11,962,025
                                                                    ------------

  PAR VALUE                                                             VALUE
------------                                                        ------------
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.10%
$    252,604   Series 2001-10, Class PD
               6.500%, 08/16/30 (b)                                 $    255,784
                                                                    ------------
               TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS              13,785,875
               (Cost $14,107,599)                                   ------------

MORTGAGE-BACKED OBLIGATIONS - 28.24%
               FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.19%
     431,680   4.832%, 02/01/18 (a)                                      424,977
     576,951   5.149%, 11/01/18 (a)                                      577,462
   2,342,017   6.869%, 11/01/19 (a)                                    2,430,209
     224,724   4.963%, 11/01/22 (a)                                      223,733
     106,577   5.348%, 11/01/22 (a)                                      105,629
     145,677   5.610%, 10/01/24 (a)                                      146,334
     337,367   5.414%, 10/01/25 (a)                                      338,098
     929,630   6.173%, 08/01/28 (a)                                      942,123
      98,923   4.858%, 07/01/29 (a)                                       96,742
     479,468   5.056%, 05/01/31 (a)                                      472,589
                                                                    ------------
                                                                       5,757,896
                                                                    ------------
               FEDERAL HOME LOAN MORTGAGE CORPORATION GOLD -
                  1.47%
      52,393   6.500%, 11/01/10                                           53,728
     435,640   6.500%, 09/01/13                                          446,761
     388,876   6.500%, 10/01/13                                          398,814
     156,002   6.500%, 05/01/14                                          159,986
     190,434   6.500%, 06/01/14                                          195,299
     935,258   6.000%, 12/01/14                                          957,726
     655,499   8.000%, 12/01/15                                          696,801
     796,256   6.000%, 03/01/16                                          811,783
     123,679   6.500%, 07/01/16                                          126,837
                                                                    ------------
                                                                       3,847,735
                                                                    ------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 22.00%
   1,165,590   6.000%, 06/01/09                                        1,174,693
     144,199   4.953%, 10/01/13 (a)                                      143,944
     426,878   8.500%, 04/01/16                                          480,371
     184,437   5.955%, 07/01/17 (a)                                      184,428
     183,995   4.489%, 11/01/17 (a)                                      180,186
     213,742   4.777%, 11/01/17 (a)                                      211,531
     139,690   5.027%, 11/01/17 (a)                                      138,965
     414,768   4.865%, 03/01/18 (a)                                      406,818
      88,884   4.880%, 05/01/18 (a)                                       87,029
     129,173   6.133%, 06/01/18 (a)                                      134,835
   1,722,578   3.948%, 10/01/18 (a)                                    1,715,362
      64,679   4.150%, 02/01/19 (a)                                       64,743
     140,470   4.891%, 05/01/19 (a)                                      138,366
     162,351   6.864%, 12/01/19 (a)                                      163,300
     307,084   4.775%, 01/01/20 (a)                                      299,121
     170,572   4.761%, 05/01/20 (a)                                      167,644
     528,781   6.155%, 05/01/20 (a)                                      548,611
     846,097   6.457%, 02/01/22 (a)                                      877,958
      97,351   5.535%, 01/01/23 (a)                                       97,488
     359,907   5.254%, 03/01/24 (a)                                      353,574
      39,336   5.860%, 04/01/25 (a)                                       39,354
     418,464   5.653%, 10/01/25 (a)                                      434,157
     953,218   5.102%, 02/01/27 (a)                                      954,227
     465,515   3.961%, 07/01/27 (a)                                      463,929
     301,854   4.605%, 07/01/27 (a)                                      294,907
     456,418   4.683%, 01/01/29 (a)                                      462,200
     109,715   4.660%, 02/01/29 (a)                                      111,060
   8,777,974   4.522%, 08/01/29 (a)                                    8,819,231
     112,221   5.013%, 07/01/31 (a)                                      111,320

               SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

TRUST FOR CREDIT UNIONS
ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED) -- NOVEMBER 30, 2008 (UNAUDITED)

  PAR VALUE                                                             VALUE
------------                                                        ------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION - (CONTINUED)
$    323,498   5.398%, 07/01/32 (a)                                 $    322,292
     382,104   5.788%, 07/01/32 (a)                                      379,926
     374,081   5.746%, 09/01/32 (a)                                      373,050
   1,700,584   5.212%, 01/01/33 (a)                                    1,693,468
     205,097   4.375%, 06/01/33 (a)                                      199,806
   3,237,078   4.614%, 08/01/33 (a)                                    3,289,496
   1,517,925   4.292%, 04/01/34 (a)                                    1,473,451
     611,474   4.019%, 07/01/34 (a)                                      608,663
   1,045,674   4.019%, 08/01/34 (a)                                    1,040,863
      33,873   6.500%, 05/01/37                                           34,856
   7,193,459   5.884%, 07/01/37 (a)                                    7,261,829
      66,852   6.500%, 07/01/37                                           68,792
   6,952,738   6.822%, 09/01/37 (a)                                    7,112,008
   4,689,387   8.000%, 09/01/37                                        4,938,680
   1,156,078   7.000%, 10/01/37                                        1,202,268
   3,029,770   8.000%, 10/01/37                                        3,134,155
   3,498,637   6.500%, 11/01/37                                        3,604,083
     466,141   6.500%, 12/01/37                                          479,668
   1,352,982   4.019%, 08/01/44 (a)                                    1,346,747
                                                                    ------------
                                                                      57,823,453
                                                                    ------------
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.58%
     117,616   7.000%, 04/15/26                                          121,846
     653,799   4.500%, 04/20/34 (a)                                      632,280
   3,006,343   4.250%, 06/20/34 (a)                                    2,857,418
   3,255,929   4.625%, 08/20/34 (a)                                    3,160,107
                                                                    ------------
                                                                       6,771,651
                                                                    ------------
               TOTAL MORTGAGE-BACKED OBLIGATIONS                      74,200,735
               (Cost $75,107,329)                                   ------------

AGENCY DEBENTURES - 42.54%
               Fannie Mae Discount Notes
  27,200,000   Zero coupon, 10/16/09                                  26,826,408
               Federal Home Loan Bank
  40,000,000   5.250%, 01/16/09                                       40,214,320
               Federal Home Loan Bank
               Discount Notes
  10,000,000   Zero coupon, 05/14/09                                   9,949,890
               Freddie Mac Discount Notes
  27,000,000   Zero coupon, 10/23/09                                  26,621,028
               Small Business Administration
     235,789   1.825%, 03/25/14 (a)                                      233,758
               Sri Lanka Government Aid Bond
   8,000,000   3.326%, 11/01/24 (a)                                    7,943,537
                                                                    ------------
               TOTAL AGENCY DEBENTURES                               111,788,941
               (Cost $111,080,956)                                  ------------


  PAR VALUE                                                             VALUE
------------                                                        ------------
U.S. TREASURY OBLIGATIONS - 22.41%
               UNITED STATES TREASURY BILLS - 21.88%
  22,400,000   1.470%, 10/22/09                                       22,210,317
  35,600,000   0.870%, 11/19/09                                       35,285,119
                                                                    ------------
                                                                      57,495,436
                                                                    ------------
               UNITED STATES TREASURY NOTE - 0.53%
   1,300,000   3.750%, 11/15/18                                        1,387,547
                                                                    ------------
               TOTAL U.S. TREASURY OBLIGATIONS                        58,882,983
               (Cost $58,681,604)                                   ------------

               TOTAL INVESTMENTS - 99.32%                            261,006,152
               (Cost $261,393,303)                                  ------------

               NET OTHER ASSETS AND LIABILITIES - 0.68%                1,781,030
                                                                    ------------
               NET ASSETS - 100.00%                                 $262,787,182
                                                                    ============

(a) Variable rate securities. Interest rates disclosed are those which are in effect at November 30, 2008. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(b)  The security has PAC (Planned Amortization Class) collateral.

(c)  The security has Support collateral.

(d)  This security has Sequential collateral.

               SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

TRUST FOR CREDIT UNIONS
SHORT DURATION PORTFOLIO
PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2008 (UNAUDITED)

 PAR VALUE                                                              VALUE
-----------                                                         ------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 9.79%
               FEDERAL HOME LOAN MORTGAGE CORPORATION REMIC -
                  2.12%
$    579,077   Series 1448, Class F
               2.838%, 12/15/22 (a) (c)                             $    579,891
     181,679   Series 1720, Class PJ
               7.250%, 01/15/24 (b)                                      184,618
     949,140   Series 1980, Class Z
               7.000%, 07/15/27 (c)                                      996,807
   5,622,535   Series 2236, Class Z
               8.500%, 06/15/30 (c)                                    5,982,948
                                                                    ------------
                                                                       7,744,264
                                                                    ------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION REMIC -
                  0.57%
     455,543   Series 2001-42, Class HG
               10.000%, 09/25/16                                         494,440
     201,108   Series 1988-12, Class A
               10.000%, 02/25/18 (a)                                     200,088
   1,291,124   Series G92-44, Class Z
               8.000%, 07/25/22                                        1,397,645
                                                                    ------------
                                                                       2,092,173
                                                                    ------------
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.03%
     104,437   Series 2001-62, Class VL
               6.500%, 11/16/17 (c)                                      104,545
                                                                    ------------
               PRIVATE - 7.07%
               Adjustable Rate Mortgage Trust
     923,086   Series 2004-4, Class 1A1
               5.291%, 03/25/35 (a)                                      486,976
               American Home Mortgage Assets
   3,298,997   Series 2006-3, Class 2A11
               3.419%, 10/25/46 (a)                                    1,350,115
               Banc of America Funding Corp.
   1,200,000   Series 2007-D, Class 1A5
               1.733%, 06/20/47 (a)                                      287,289
               Banc of America Mortgage Securities
     213,452   Series 2004-D, Class 1A1
               4.968%, 05/25/34 (a)                                      160,895
               BCAP LLC Trust
     732,399   Series 2006-RR1, Class CF
               2.035%, 11/25/36 (a)                                      362,261
               Bear Stearns Adjustable Rate Mortgage
               Trust
   5,748,912   Series 2005-9, Class A1
               4.625%, 10/25/35 (a)                                    3,635,995
               Bear Stearns Adjustable Rate Mortgage
               Trust
   5,100,000   Series 2005-10, Class A3
               4.650%, 10/25/35 (a) (c)                                2,811,793
               Countrywide Alternative Loan Trust
     338,482   Series 2005-38, Class A1
               3.979%, 09/25/35 (a)                                      162,368
               Countrywide Home Loans
      53,866   Series 2003-37, Class 1A1
               5.420%, 08/25/33 (a)                                       33,795
               First Horizon Alternative Mortgage
               Securities
     428,502   Series 2005-AA2, Class 1A1
               4.916%, 03/25/35 (a)                                      201,578
               First Horizon Alternative Mortgage
               Securities
     863,650   Series 2005-AA5, Class 1A1
               4.684%, 07/25/35 (a)                                      407,447
               Indymac Index Mortgage Loan Trust
     756,629   Series 2004-AR4, Class 1A
               5.701%, 08/25/34 (a) (c)                                  401,643

 PAR VALUE                                                              VALUE
-----------                                                         ------------
               PRIVATE - (CONTINUED)
               JPMorgan Mortgage Trust
$    806,345   Series 2007-A1, Class 4A2
               4.067%, 07/25/35 (a)                                 $    561,253
               Merrill Lynch Mortgage Investors, Inc.
     109,415   Series 2003-A4, Class 1A
               5.464%, 07/25/33 (a)                                       73,480
               Residential Funding Securities Corp.
   1,531,927   Series 2003-RM2, Class AI5
               8.500%, 05/25/33 (b)                                    1,197,095
               Salomon Brothers Mortgage Securities Vii, Inc.
      99,183   Series 1994-20, Class A
               6.001%, 12/25/24 (a)                                       89,553
               Structured Adjustable Rate Mortgage Loan
      90,833   Series 2004-1, Class 3A3
               5.397%, 02/25/34 (a)                                       48,687
               Structured Adjustable Rate Mortgage Loan
     191,485   Series 2004-2, Class 2A
               5.717%, 03/25/34 (a)                                      135,328
               Structured Adjustable Rate Mortgage Loan
     377,734   Series 2004-5, Class 1A
               5.160%, 05/25/34 (a) (c)                                  198,219
               Structured Adjustable Rate Mortgage Loan
   4,240,778   Series 2004-6, Class 3A2
               4.703%, 06/25/34 (a)                                    2,838,058
               Structured Asset Securities Corp.
   1,352,968   Series 2003-34A, Class 3A3
               5.147%, 11/25/33 (a)                                      880,546
               Washington Mutual Mortgage
               Pass-Through Certificates
     801,918   Series 2003-AR6, Class A1
               3.953%, 06/25/33 (a)                                      626,447
               Washington Mutual Mortgage
               Pass-Through Certificates
   5,228,713   Series 2005-AR12, Class 1A8
               4.833%, 10/25/35 (a)                                    3,487,335
               Wells Fargo Mortgage Backed
               Securities Trust
   7,533,924   Series 2005-AR4, Class 2A2
               4.540%, 04/25/35 (a)                                    5,399,099
                                                                    ------------
                                                                      25,837,255
                                                                    ------------
               TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS              35,778,237
                                                                    ------------
               (Cost $51,854,278)
MORTGAGE-BACKED OBLIGATIONS - 43.38%
               FEDERAL HOME LOAN MORTGAGE CORPORATION - 10.22%
  16,100,000   2.875%, 06/28/10                                       16,306,273
   6,900,000   2.875%, 11/23/10                                        6,955,159
     273,447   4.807%, 09/01/32 (a)                                      269,984
   2,623,723   3.944%, 01/01/34 (a)                                    2,602,426
     957,748   5.075%, 09/01/34 (a)                                      967,962
   1,627,692   5.013%, 10/01/34 (a)                                    1,644,716
     602,678   5.087%, 11/01/34 (a)                                      610,602
   3,813,573   4.566%, 08/01/35 (a)                                    3,737,386
   4,265,855   5.156%, 05/01/36 (a)                                    4,261,941
                                                                    ------------
                                                                      37,356,449
                                                                    ------------
               FEDERAL HOME LOAN MORTGAGE CORPORATION GOLD -
                  4.72%
       2,649   7.000%, 03/01/09                                            2,675
       2,888   7.000%, 04/01/09                                            2,920
      42,775   7.000%, 06/01/09                                           43,398
      15,645   7.000%, 03/01/12                                           16,221

               SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

TRUST FOR CREDIT UNIONS
SHORT DURATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED) -- NOVEMBER 30, 2008 (UNAUDITED)

 PAR VALUE                                                              VALUE
-----------                                                         ------------
               FEDERAL HOME LOAN MORTGAGE CORPORATION GOLD -
                  (CONTINUED)
$    202,847   7.000%, 12/01/12                                     $    207,647
     592,650   5.000%, 12/01/13                                          608,929
     650,795   4.000%, 01/01/14                                          656,130
      11,717   8.000%, 07/01/14                                           12,410
   7,296,832   4.500%, 03/01/15                                        7,434,873
      10,470   7.000%, 03/01/15                                           10,982
   1,484,659   5.500%, 05/01/15                                        1,517,997
     207,672   5.500%, 06/01/17                                          212,256
     141,867   8.000%, 09/01/17                                          150,269
     295,390   5.500%, 10/01/17                                          301,746
     805,984   8.000%, 11/01/17                                          854,636
     807,287   5.500%, 03/01/18                                          824,134
     361,918   5.500%, 04/01/18                                          369,140
     602,628   6.500%, 05/01/18                                          626,134
      52,972   6.000%, 10/01/18                                           54,625
      17,589   6.000%, 11/01/18                                           18,138
   3,138,229   5.500%, 02/01/19                                        3,195,951
     113,626   6.500%, 12/01/29                                          118,239
                                                                    ------------
                                                                      17,239,450
                                                                    ------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 27.97%
       2,756   7.500%, 09/01/10                                            2,830
   1,658,366   6.000%, 01/01/12                                        1,695,564
     399,866   6.000%, 04/01/12                                          409,374
     654,154   6.000%, 05/01/12                                          669,501
   1,054,055   6.000%, 06/01/12                                        1,079,441
      26,787   7.500%, 07/01/12                                           27,906
   1,723,476   6.000%, 09/01/12                                        1,765,475
     164,842   5.000%, 11/01/12                                          168,345
   3,151,493   5.500%, 01/01/13                                        3,175,559
       3,177   8.000%, 01/01/13                                            3,344
   1,097,926   4.500%, 08/01/13                                        1,116,082
   7,984,619   4.500%, 09/01/13                                        8,110,523
   4,030,264   4.000%, 04/01/14                                        4,058,147
   1,275,684   5.500%, 09/01/14                                        1,309,911
     688,864   5.500%, 12/01/14                                          707,347
      15,583   6.000%, 02/01/18                                           16,067
   2,674,071   5.500%, 05/01/18                                        2,734,953
     146,498   6.000%, 05/01/18                                          151,049
     947,587   5.500%, 06/01/18                                          969,163
      10,370   6.000%, 08/01/18                                           10,692
      10,115   6.000%, 09/01/18                                           10,429
     758,669   5.500%, 10/01/18                                          775,942
   1,024,665   5.500%, 11/01/18                                        1,047,994
     858,373   6.000%, 11/01/18                                          885,036
      58,962   5.500%, 12/01/18                                           60,305
   1,609,409   6.000%, 12/01/18                                        1,659,403
   1,279,543   6.000%, 01/01/19                                        1,319,290
      19,261   6.000%, 02/01/19                                           19,860
     453,780   6.000%, 04/01/19                                          465,352
     107,030   6.000%, 05/01/19                                          110,234
     178,779   6.000%, 10/01/23                                          183,341
     543,360   7.000%, 08/01/28                                          570,148
     971,864   7.000%, 11/01/28                                        1,019,855
     105,612   7.000%, 02/01/32                                          110,828
     439,345   6.035%, 05/01/32 (a)                                      445,559
     231,335   7.000%, 05/01/32                                          242,423
     384,159   5.746%, 09/01/32 (a)                                      383,100
     241,543   7.000%, 09/01/32                                          250,847
     141,222   5.062%, 12/01/32 (a)                                      138,945
     536,096   5.935%, 01/01/33 (a)                                      523,633
     957,787   4.887%, 04/01/33 (a)                                      935,107
   1,619,703   5.091%, 05/01/33 (a)                                    1,577,301

 PAR VALUE                                                              VALUE
-----------                                                         ------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION -
                  (CONTINUED)
$  2,628,545   3.975%, 07/01/33 (a)                                 $  2,592,120
   1,723,031   5.415%, 08/01/33 (a)                                    1,744,424
   2,936,254   4.822%, 11/01/33 (a)                                    2,940,538
   3,721,537   4.247%, 12/01/33 (a)                                    3,659,295
     446,135   5.213%, 12/01/33 (a)                                      446,538
     915,483   4.523%, 02/01/34 (a)                                      910,732
   4,305,784   4.211%, 03/01/34 (a)                                    4,269,831
   1,246,341   4.842%, 03/01/34 (a)                                    1,248,412
   1,366,095   4.368%, 04/01/34 (a)                                    1,375,128
   1,117,575   4.927%, 08/01/34 (a)                                    1,099,311
   1,336,594   4.958%, 10/01/34 (a)                                    1,349,306
   1,130,147   5.732%, 03/01/35 (a)                                    1,141,205
   5,027,915   4.657%, 04/01/35 (a)                                    5,002,085
   1,471,557   4.431%, 05/01/35 (a)                                    1,476,677
   3,223,299   4.743%, 05/01/35 (a)                                    3,189,994
   3,139,063   5.104%, 05/01/35 (a)                                    3,102,267
   1,152,939   4.530%, 06/01/35 (a)                                    1,140,713
   4,763,381   4.250%, 08/01/35 (a)                                    4,720,765
   3,937,940   4.898%, 08/01/35 (a)                                    3,908,500
   2,278,047   5.789%, 09/01/35 (a)                                    2,295,477
     998,986   4.411%, 10/01/35 (a)                                      978,135
   3,088,973   5.067%, 03/01/36 (a)                                    3,073,611
   9,161,149   8.000%, 09/01/37                                        9,648,167
                                                                    ------------
                                                                     102,229,436
                                                                    ------------
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.47%
           4   6.000%, 12/15/08                                                4
       1,006   6.000%, 01/15/09                                            1,026
          79   6.000%, 02/15/09                                               81
       1,729   6.000%, 05/15/09                                            1,764
          64   8.500%, 07/15/09                                               66
         304   8.500%, 12/15/09                                              313
      19,534   8.500%, 01/15/10                                           20,517
       6,222   8.500%, 02/15/10                                            6,576
       9,559   8.500%, 03/15/10                                           10,102
       7,764   8.500%, 04/15/10                                            8,206
       2,723   8.500%, 05/15/10                                            2,878
       5,556   8.500%, 06/15/10                                            5,692
       3,881   8.500%, 07/15/10                                            4,101
      13,355   8.500%, 08/15/10                                           14,115
      13,089   8.500%, 10/15/10                                           13,833
      17,936   8.500%, 11/15/10                                           18,956
      21,680   8.500%, 09/15/11                                           23,493
      33,341   8.500%, 10/15/11                                           36,129
      16,343   8.500%, 03/15/12                                           18,140
       8,454   8.500%, 07/15/12                                            8,895
   1,575,284   4.750%, 12/20/34 (a)                                    1,508,372
                                                                    ------------
                                                                       1,703,259
                                                                    ------------
               TOTAL MORTGAGE-BACKED OBLIGATIONS                     158,528,594
                                                                    ------------
               (Cost $157,626,037)
AGENCY DEBENTURES - 5.10%
               FEDERAL HOME LOAN BANK SYSTEMS - 5.10%
   9,500,000   7.625%, 05/14/10                                       10,262,204
   8,000,000   5.125%, 09/10/10                                        8,391,312
                                                                    ------------
               TOTAL AGENCY DEBENTURES                                18,653,516
                                                                    ------------
               (Cost $18,218,948)

               SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

TRUST FOR CREDIT UNIONS
SHORT DURATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED) -- NOVEMBER 30, 2008 (UNAUDITED)

 PAR VALUE                                                              VALUE
-----------                                                         ------------
U.S. TREASURY OBLIGATIONS - 41.13%
               UNITES STATES TREASURY NOTES & BONDS - 41.13%
$ 76,700,000   1.500%, 10/31/10                                     $ 77,478,965
   7,400,000   1.750%, 11/15/11                                        7,493,077
   6,900,000   3.125%, 04/30/13                                        7,370,063
  27,800,000   3.375%, 06/30/13                                       29,856,755
      30,000   4.375%, 02/15/38                                           34,755
   4,200,000   2.750%, 10/31/13                                        4,366,358
  23,700,000   2.000%, 11/30/13                                       23,738,892
                                                                    ------------
               TOTAL U.S. TREASURY OBLIGATIONS                       150,338,865
                                                                    ------------
               (Cos $146,931,862)
REPURCHASE AGREEMENT - 6.29%
  23,000,000   UBS, 0.30%, Dated 11/28/08, matures 12/01/08,
                  repurchase price $23,000,575, (collateralized
                  by Federal Home Loan Mortgage Corporation, with
                  interest rates of 5.000%, with maturity dates
                  ranging from 05/01/34 - 07/01/38, total market
                  value $23,460,954)                                  23,000,000
                                                                    ------------
                     TOTAL REPURCHASE AGREEMENT                       23,000,000
                                                                    ------------
                     (Cost $23,000,000)
                     TOTAL INVESTMENTS - 105.69%                     386,299,212
                                                                    ------------
                     (Cost $397,631,125)
                     NET OTHER ASSETS AND LIABILITIES - (5.69)%      (20,810,789)
                                                                    ------------
                  NET ASSETS - 100.00%                              $365,488,423
                                                                    ============

(a) Variable rate securities. Interest rates disclosed are those which are in effect at November 30, 2008. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(b)  The security has PAC (Planned Amortization Class) collateral.

(c)  This security has Sequential collateral.

               SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

TRUST FOR CREDIT UNIONS

NOTES TO PORTFOLIO OF INVESTMENTS
November 30, 2008 (Unaudited)

A. INVESTMENT VALUATION

For the Ultra-Short Duration Government and Short Duration Portfolios, investments in mortgage-backed, asset-backed and U.S. Treasury obligations for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Securities of the Money Market Portfolio and short-term debt obligations maturing in sixty days or less for the Ultra-Short Duration Government Portfolio and Short Duration Portfolio are valued at amortized cost, which approximates market value. Portfolio securities for which accurate market quotations are not readily available due to, among other factors, current market trading activity, credit quality and default rates, are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Portfolios' Board of Trustees.

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"), which is effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Portfolios have adopted FAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value each Portfolio's net assets as of November 30, 2008 is as follows:

                                              INVESTMENTS IN SECURITIES
                                     ------------------------------------------
                                                     ULTRA-SHORT
                                         MONEY        DURATION        SHORT
                                        MARKET       GOVERNMENT      DURATION
VALUATION INPUTS                       PORTFOLIO      PORTFOLIO      PORTFOLIO
----------------                     ------------   ------------   ------------
Level 1 - Quoted Prices              $         --   $         --   $         --
Level 2 - Significant Observable
   Inputs                             987,212,431    261,006,152    386,299,212
Level 3 - Significant Unobservable
   Inputs                                      --             --             --
                                     ------------   ------------   ------------
TOTAL MARKET VALUE OF INVESTMENTS    $987,212,431   $261,006,152   $386,299,212
                                     ============   ============   ============

For additional information regarding the Portfolios' policy for valuation of investments or other significant accounting policies, please refer to the Portfolios' most recent Semi-Annual or Annual Report.

B. SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.

C. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price.

During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolios may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolios' regular custodian or at a custodian specifically designated for purposes of the repurchase agreement under triparty repurchase agreements.

D. WHEN-ISSUED SECURITIES

Consistent with National Credit Union Association ("NCUA") rules and regulations, the Ultra-Short Duration Government and Short Duration Portfolios may purchase or sell securities in when-issued transactions. The value of a when-issued security sale is recorded as an asset and a liability on the Portfolios' records with the difference between its market value and expected cash proceeds recorded as an unrealized gain or loss. Gains or losses are realized upon delivery of the security sold. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction.

E. MORTGAGE DOLLAR ROLLS

The Ultra-Short Duration Government and Short Duration Portfolios may enter into mortgage "dollar rolls" in which the Portfolios sell securities in the current month for delivery and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. For financial reporting and tax reporting purposes, the Portfolios treat mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. During the settlement period between the sale and repurchase, the Portfolios will not be entitled to accrue interest and/or receive principal payments on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Portfolios may decline below the repurchase price of those securities. In the event the buyer of the securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Portfolios' use of proceeds of the transaction may be restricted pending a determination by, or with respect to, the other party. The Portfolios did not enter into mortgage dollar rolls during the period ended November 30, 2008.

F. NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years beginning after November 15, 2008. As of November 30, 2008, management of the Portfolios is currently assessing the impact of the expanded financial statement disclosures that will result from adopting FAS 161.


ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TRUST FOR CREDIT UNIONS

By (Signature and Title)*  /S/ CHARLES W. FILSON
                         -------------------------------------------------------
                           Charles W. Filson, President
                           (principal executive officer)

Date                        January 28, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ CHARLES W. FILSON
                         -------------------------------------------------------
                           Charles W. Filson, President
                           (principal executive officer)

Date                        January 28, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ JAY JOHNSON
                         -------------------------------------------------------
                           Jay Johnson, Treasurer
                           (principal financial officer)

Date                        January 28, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.